SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
Estimated Useful Lives of Assets

Depreciation is computed using the straight-line method over the following estimated useful lives of the assets:

Buildings	20 years
Vehicles	5 years
Fixtures and equipment	1 to 15 years
Building improvement	3 to 11 years

Rollforward of Goodwill by Segment

A rollforward of goodwill by segment is as follows:

	Laboratory Services	Manufacturing Services	Total
Balance as of January 1, 2011	$23,956	$—	$23,956
Goodwill arising from acquisitions	10,745	—	10,745

Balance as of December 31, 2011	$34,701	$—	$34,701

Share Based Compensation

Share-based compensation has been recorded as follows:

	Year Ended December 31,
	2009	2010	2011
Cost of revenues	2,685	3,636	3,793
Selling and marketing expenses	131	121	13
General and administrative expenses	7,404	6,328	7,667

Total	10,220	10,085	11,473